Condensed Consolidated Statements of Cash Flows (Parenthetical)				1 Months Ended	12 Months Ended
		Jan. 21, 2025 USD ($) shares	May 27, 2024 USD ($) shares	Feb. 29, 2024 USD ($)	Mar. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		731,707
Accrued interest		$ 3,530,019			$ 347,342
Convertible loan notes		3,000,000
Proceeds from current borrowings		$ 530,019
Lease expiration date					Jul. 01, 2027
Right-of-use assets	[1]				$ 482,619
Lease liabilities					482,619
Lease deposit paid by immediate holding company					34,579
Additional deposit payment				$ 852
Rental deposit				35,431	35,431
Increase (decrease) in quarterly rent				34,905
Lease modification adjustment				$ 25,837	$ (25,837)
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares recapitalization | shares			4,170,520
Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Capital raise			$ 8,000,000
Capital raise settled by cash advances			6,059,142
Conversion of loans			$ 1,940,858
Rhino Ventures Limited [member] | Series A preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			151
Capital preference shares

[1]	In June 2023, the Group entered into a lease agreement in Monaco which expires in January 2027. The lease has an annual break clause.